Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction Contracts (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013
Capital Lease Obligations [Line Items]
Capital commitment	$ 1,579
Purchase of property and equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	1,027
Leasehold improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 552